Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,360,758.37

Principal:
Principal Collections	$14,084,633.73
Prepayments in Full	$8,067,385.44
Liquidation Proceeds	$194,422.35
Recoveries	$73,947.11
Sub Total	$22,420,388.63
Collections	$23,781,147.00

Purchase Amounts:
Purchase Amounts Related to Principal	$514,755.78
Purchase Amounts Related to Interest	$3,090.82
Sub Total	$517,846.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,298,993.60

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,298,993.60
Servicing Fee	$310,421.92	$310,421.92	$0.00	$0.00	$23,988,571.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,988,571.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,988,571.68
Interest - Class A-3 Notes	$63,319.67	$63,319.67	$0.00	$0.00	$23,925,252.01
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$23,774,640.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,774,640.34
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$23,700,443.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,700,443.01
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$23,637,303.01
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,637,303.01
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$23,559,956.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,559,956.51
Regular Principal Payment	$22,112,759.23	$22,112,759.23	$0.00	$0.00	$1,447,197.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,447,197.28
Residuel Released to Depositor	$0.00	$1,447,197.28	$0.00	$0.00	$0.00
Total		$24,298,993.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,112,759.23
Total					$22,112,759.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,112,759.23	$40.37	$63,319.67	$0.12	$22,176,078.90	$40.49
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$22,112,759.23	$13.73	$428,615.17	$0.27	$22,541,374.40	$14.00

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$90,456,668.97	0.1651272	$68,343,909.74	0.1247607
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$358,116,668.97	0.2223830	$336,003,909.74	0.2086514

Pool Information
Weighted Average APR	4.296%	4.299%
Weighted Average Remaining Term	30.19	29.35
Number of Receivables Outstanding	29,621	28,526
Pool Balance	$372,506,305.73	$349,417,302.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$358,116,668.97	$336,003,909.74
Pool Factor	0.2261690	0.2121504

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$13,413,392.38
Targeted Overcollateralization Amount	$13,413,392.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,413,392.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$227,806.31
(Recoveries)		152	$73,947.11
Net Losses for Current Collection Period			$153,859.20
Cumulative Net Losses Last Collection Period			$9,280,127.72
Cumulative Net Losses for all Collection Periods			$9,433,986.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.29%	536	$7,998,573.08
61-90 Days Delinquent	0.22%	46	$774,376.65
91-120 Days Delinquent	0.07%	14	$255,250.14
Over 120 Days Delinquent	0.33%	66	$1,159,658.29
Total Delinquent Receivables	2.92%	662	$10,187,858.16

Repossession Inventory:
Repossessed in the Current Collection Period		14	$253,853.97
Total Repossessed Inventory		28	$493,405.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5485%
Preceding Collection Period			0.4671%
Current Collection Period			0.5115%
Three Month Average			0.5090%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4439%
Preceding Collection Period			0.4558%
Current Collection Period			0.4417%
Three Month Average			0.4471%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer